Loan Commitments and Standby Letters of Credit (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	$ 637,140,000	$ 560,992,000
Commercial Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	471,372,000	385,674,000
Consumer and Residential Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	112,145,000	106,024,000
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Liability related to guarantees under standby letters of credit	0	0
Maximum exposure to credit loss for loan commitments	34,559,000	37,217,000
Commitments to Extend Credit [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	$ 19,064,000	$ 32,077,000